Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Balance at Dec. 31, 2010	$ 339,644,475	$ 3,611,552	$ 343,256,027	$ 47,504,374	$ 517,432	$ 48,021,806	$ 19,232,434	$ 208,073	$ 19,440,507	$ 404,921,242	$ 4,329,618	$ 409,250,860	$ 177,594,148	$ 1,916,408	$ 179,510,556
Balance (in units) at Dec. 31, 2010			16,094,164.136			5,020,573.947			1,135,405.366			10,760,255.711			8,352,365.929
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(24,340,924)	(248,181)	(24,589,105)	(4,369,934)	(49,205)	(4,419,139)	(2,466,376)	(27,912)	(2,494,288)	(67,138,290)	(719,459)	(67,857,749)	(42,124,253)	(460,818)	(42,585,071)
Redemptions	(50,356,090)	(399,970)	(50,756,060)	(8,738,364)	(49,999)	(8,788,363)	(2,877,935)	0	(2,877,935)	(54,746,671)	(502,032)	(55,248,703)	(19,951,492)	(199,468)	(20,150,960)
Redemptions (in units)			(2,459,949.357)			(988,282.545)			(186,460.494)			(1,601,637.811)			(1,062,599.076)
Balance at Dec. 31, 2011	264,947,461	2,963,401	267,910,862	34,396,076	418,228	34,814,304	13,888,123	180,161	14,068,284	283,036,281	3,108,127	286,144,408	115,518,403	1,256,122	116,774,525
Balance (in units) at Dec. 31, 2011			13,634,214.779			4,032,291.402			948,944.872			9,158,617.900			7,289,766.853
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(35,829,461)	(432,502)	(36,261,963)	(3,769,861)	(46,569)	(3,816,430)	(641,657)	(9,269)	(650,926)	(25,885,258)	(294,306)	(26,179,564)	(10,517,888)	(129,289)	(10,647,177)
Redemptions	(58,266,505)	(500,004)	(58,766,509)	(7,584,688)	(100,001)	(7,684,689)	(2,328,654)	0	(2,328,654)	(63,390,753)	(600,010)	(63,990,763)	(31,767,800)	(300,076)	(32,067,876)
Redemptions (in units)			(3,290,451.193)			(953,365.724)			(160,413.040)			(2,098,985.408)			(2,090,891.777)
Balance at Dec. 31, 2012	170,851,495	2,030,895	172,882,390	23,041,527	271,658	23,313,185	10,917,812	170,892	11,088,704	193,760,270	2,213,811	195,974,081	73,232,715	826,757	74,059,472
Balance (in units) at Dec. 31, 2012			10,343,763.586			3,078,925.678			788,531.832			7,059,632.492			5,198,875.076
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(1,451,095)	(16,093)	(1,467,188)	(479,900)	(6,431)	(486,331)	(497,782)	(9,361)	(507,143)	(7,644,502)	(88,542)	(7,733,044)	(2,668,922)	(32,080)	(2,701,002)
Redemptions	(36,119,312)	(350,019)	(36,469,331)	(4,857,782)	0	(4,857,782)	(2,419,258)	0	(2,419,258)	(41,464,280)	(250,012)	(41,714,292)	(18,317,546)	(100,008)	(18,417,554)
Redemptions (in units)			(2,190,361.355)			(648,244.994)			(174,463.476)			(1,525,996.806)			(1,318,303.688)
Balance at Dec. 31, 2013	$ 133,281,088	$ 1,664,783	$ 134,945,871	$ 17,703,845	$ 265,227	$ 17,969,072	$ 8,000,772	$ 161,531	$ 8,162,303	$ 144,651,488	$ 1,875,257	$ 146,526,745	$ 52,246,247	$ 694,669	$ 52,940,916
Balance (in units) at Dec. 31, 2013			8,153,402.231			2,430,680.684			614,068.356			5,533,635.686			3,880,571.388